Discontinued Operations	12 Months Ended
Dec. 30, 2016
Discontinued Operations
Discontinued Operations

(18) Discontinued Operations

In connection with our 2014 Restructuring Plan, we elected to exit the fixed-price Power EPC business, which was a stand-alone operating segment.  We intended to complete our remaining contracted fixed-price Power EPC contracts, the largest of which was a project in Australia through a consolidated joint venture partnership with an Australian construction contractor and a major U.S.-based gas power technology manufacturer (the “Consortium”) to engineer, procure, construct and start-up a combined cycle power plant that will supply power to a large liquefied natural gas facility in Australia.  However, on January 24, 2017, the Consortium terminated its contract with its client, JKC Australia LNG Pty (the “Contractor”) on the grounds that the Contractor had by its actions repudiated the contract.  As a result of the termination of the contract, we substantially completed all of our operations in the fixed-price Power EPC business, and, therefore, have presented the results of operations, financial position, cash flows and disclosures related to the fixed-price Power EPC business as discontinued operations in our consolidated financial statements.

The majority of the financial information presented in our discontinued operations in the consolidated financial statements for the three years ended December 30, 2016, December 25, 2015, and December 31, 2014 relate to the Australian fixed-price Power EPC contract the Consortium terminated with the Contractor on January 24, 2017.  The Contractor has claimed that the Consortium’s termination was not valid.  The Consortium, which includes the consolidated Australian joint venture partnership, expects to file arbitration claims against the Contractor during the first half of 2017, and anticipates that the Contractor will file counter claims.  We expect a lengthy, multi-year arbitration process and at this time we are unable to predict the timing of resolution or the outcome of disputes.  While we continue to assess the possible impacts to our financial statements, the ultimate outcome of the dispute will depend upon contested issues of fact and law.

Due to a variety of issues, the joint venture partnership had experienced increases in estimated costs to complete the project which resulted in losses of $280.0 million in 2014, of which our portion of the loss was $140.0 million, and $301.5 million in 2016, of which our portion of the loss was $154.1 million.  These contract losses were accrued and recognized in the periods when known and estimable. As a result of the contract termination, we evaluated the potential future costs as of December 30, 2016 in accordance with the accounting standards applicable to contingent liabilities.  The joint venture has incurred costs totaling approximately $20.0 million in 2017 to demobilize from the site and expects to continue to incur significant legal and other costs until the dispute is resolved.  The Consortium is also in the process of determining the required costs to close out and terminate its current subcontractor obligations.  These costs, which we expect will be incurred in 2017, have been accrued within our provision for loss accrual in our consolidated financial statements as of December 30, 2016 based upon our best estimate from the information currently available.  It is possible that certain subcontractors could file claims against the Consortium as a result of our termination of their subcontract which could be material to our consolidated financial statements.  Additionally, the joint venture’s performance on the project is secured by certain bonds totaling approximately $50.0 million which could potentially be called by our client at some time in the future.  If we are ultimately unsuccessful in our claim that the contract was repudiated by our client, the Consortium could be liable for the completion of the project by a separate contractor and other related damages.  These additional costs could be materially adverse to our results of operations, cash flow and financial condition in the future.

Additionally, during 2014, we experienced significant cost growth on a fixed-price Power contract to design and construct a new power generation facility in the northeastern United States.  These increases in costs resulted from multiple sources including a substantial decline in union labor productivity, poor subcontractor performance and the impacts of schedule delays caused by the above items and severe weather in the northeastern United States.  The effect of these changes in estimates resulted in a charge to operations totaling $64.4 million in the year ended December 31, 2014.  There were no additional charges to operations in the year ended December 25, 2015 as the project achieved substantial completion in 2014.  In the third quarter of 2016, we reached a final settlement with the client which did not materially change our financial position on the project.  All obligations associated with this project are scheduled for final completion during the first quarter of 2017.

The following table presents a reconciliation of the major classes of line items constituting the net (loss) income from discontinued operations related the fixed-price Power EPC business:

	For The Years Ended
	December 30,	December 25,	December 31,
($ in thousands)	2016	2015	2014
Gross revenue	$40,277	$211,724	$196,945
Operating expenses:
Direct cost of services	(325,875)	(198,863)	(531,210)
Selling, general and administrative	(4,468)	(5,972)	(17,121)
Impairment losses on goodwill and intangibles	—	—	(45,546)
(Loss) income from discontinued operations before provision for income taxes	(290,066)	6,889	(396,932)
Benefit for income taxes related to discontinued operations	44,341	378	84,164
Net (loss) income from discontinued operations	$(245,725)	$7,267	$(312,768)

The following table presents a reconciliation of the carrying amounts of the major classes of assets and liabilities included in discontinued operations related the fixed-price Power EPC business:

	December 30,	December 25,
($ in thousands)	2016	2015
Current assets:
Cash and cash equivalents	$9,664	$48,042
Client accounts	1,787	22,195
Unbilled revenue	972	725
Other receivables, net	16	107
Prepaid expenses and other current assets	2,010	4,224
Current assets of discontinued operations	14,449	75,293
Property, plant and equipment, net	1,836	4,201
Total assets of discontinued operations	$16,285	$79,494

Current liabilities:
Accounts payable and accrued subcontractor costs	$20,317	$50,301
Billings in excess of revenue	(933)	37,647
Other accrued liabilities	188,721	94,008
Current liabilities of discontinued operations	208,105	181,956
Total liabilities of discontinued operations	$208,105	$181,956